Licensed Copyrights, Net - Additional information (Detail) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Licensed Copyrights
Disclosure of Licensed Copyrights [Line Items]
Amortisation expenses of licensed copyrights	¥ 6,380	$ 903	¥ 5,569